MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS - Contractual Maturities of Financial Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Principal repayments
Principal repayments of borrowings	$ 9,077	$ 7,083
Principal repayment of borrowings	9,077	7,083
Non-recourse borrowings of managed entities	139,324	136,292
Subsidiary equity obligations	3,699	4,132
Interest expense
Corporate borrowings	5,450	3,221
Non-recourse borrowings	28,556	28,124
Subsidiary equity obligations	575	731
Insurance contracts that are liabilities	8,223	5,494
Corporate borrowings	9,077	7,083
Principal repayment of borrowings	9,077	7,083
Non-recourse borrowings of managed entities	139,324	136,292
Subsidiary equity obligations	3,699	4,132
Corporate borrowings	5,450	3,221
Non-recourse borrowings	28,556	28,124
Subsidiary equity obligations	575	731
Lease obligations	8,223	5,494
Undiscounted Finance Lease Payments to be Paid
Interest expense
Insurance contracts that are liabilities	15,375	13,993
Lease obligations	$ 15,375	13,993
Interest rate risk
Interest expense
Basis point increase in interest rates	0.50
Net income impact of a 50 basis-point increase in interest rate on floating rate financial assets and liabilities	$ 156	246
Net income impact of 50 basis point increase in yield curve on financial assets and liabilities	137	146
Other comprehensive income impact of 50 basis point increase in yield curve on financial assets and liabilities	$ 363	309
Currency risk
Interest expense
Percentage of increase in U.S dollar against other currencies	1.00%
Impact of 1% increase in U.S. dollar against foreign currencies on unhedged financial instruments	$ 117	74
Impact of 1% increase in U.S. dollar against foreign currencies on hedged financial instruments	235	259
Less than 1 year
Principal repayments
Principal repayments of borrowings	0
Principal repayment of borrowings		0
Non-recourse borrowings of managed entities	21,108	15,563
Subsidiary equity obligations	799	188
Interest expense
Corporate borrowings	405	327
Non-recourse borrowings	5,145	5,210
Subsidiary equity obligations	147	151
Corporate borrowings	0
Principal repayment of borrowings		0
Non-recourse borrowings of managed entities	21,108	15,563
Subsidiary equity obligations	799	188
Corporate borrowings	405	327
Non-recourse borrowings	5,145	5,210
Subsidiary equity obligations	147	151
Less than 1 year | Undiscounted Finance Lease Payments to be Paid
Interest expense
Insurance contracts that are liabilities	815	766
Lease obligations	815	766
1 to 3 Years
Principal repayments
Principal repayments of borrowings	467
Principal repayment of borrowings		269
Non-recourse borrowings of managed entities	29,399	28,396
Subsidiary equity obligations	1,147	1,677
Interest expense
Corporate borrowings	793	629
Non-recourse borrowings	8,788	8,524
Subsidiary equity obligations	213	261
Corporate borrowings	467
Principal repayment of borrowings		269
Non-recourse borrowings of managed entities	29,399	28,396
Subsidiary equity obligations	1,147	1,677
Corporate borrowings	793	629
Non-recourse borrowings	8,788	8,524
Subsidiary equity obligations	213	261
1 to 3 Years | Undiscounted Finance Lease Payments to be Paid
Interest expense
Insurance contracts that are liabilities	1,682	1,171
Lease obligations	1,682	1,171
Later than four years and not later than five years [member]
Principal repayments
Principal repayments of borrowings	1,630
Principal repayment of borrowings		1,597
Non-recourse borrowings of managed entities	40,049	34,602
Subsidiary equity obligations	800	745
Interest expense
Corporate borrowings	659	551
Non-recourse borrowings	6,310	6,641
Subsidiary equity obligations	171	212
Corporate borrowings	1,630
Principal repayment of borrowings		1,597
Non-recourse borrowings of managed entities	40,049	34,602
Subsidiary equity obligations	800	745
Corporate borrowings	659	551
Non-recourse borrowings	6,310	6,641
Subsidiary equity obligations	171	212
Later than four years and not later than five years [member] | Undiscounted Finance Lease Payments to be Paid
Interest expense
Insurance contracts that are liabilities	1,123	992
Lease obligations	1,123	992
Greater than 5 years
Principal repayments
Principal repayments of borrowings	6,980
Principal repayment of borrowings		5,217
Non-recourse borrowings of managed entities	48,768	57,731
Subsidiary equity obligations	953	1,522
Interest expense
Corporate borrowings	3,593	1,714
Non-recourse borrowings	8,313	7,749
Subsidiary equity obligations	44	107
Corporate borrowings	6,980
Principal repayment of borrowings		5,217
Non-recourse borrowings of managed entities	48,768	57,731
Subsidiary equity obligations	953	1,522
Corporate borrowings	3,593	1,714
Non-recourse borrowings	8,313	7,749
Subsidiary equity obligations	44	107
Greater than 5 years | Undiscounted Finance Lease Payments to be Paid
Interest expense
Insurance contracts that are liabilities	11,755	11,064
Lease obligations	$ 11,755	$ 11,064